Non-Controlling Interests - Movement (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Balance at beginning of the year	[1]	€ 7,513,695	€ 7,976,129
Balance at end of the year		8,607,025	7,513,695	[1]
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Dividends paid		(39,509)	(266,406)
Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Dividends paid		(25,400)
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year		2,145,319	2,327,606
Additions		55,886	121,354
Business combinations / Perimeter additions		482,285	6,609
Dividends paid		(65,872)	(266,434)
Other movements		410	61
Translation differences		105,270	(43,877)
Balance at end of the year		2,723,298	2,145,319
Non-controlling interests | Grifols (Thailand) Pte Ltd.
Disclosure of subsidiaries [line items]
Balance at beginning of the year		5,244	4,779
Additions		213	642
Dividends paid		(65)	(28)
Translation differences		345	(149)
Balance at end of the year		5,737	5,244
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year		4,230	3,663
Additions		180	850
Business combinations / Perimeter additions		(4,697)
Translation differences		287	(283)
Balance at end of the year			4,230
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year		(1,137)	(593)
Additions		(267)	(544)
Balance at end of the year		(1,404)	(1,137)
Non-controlling interests | Kiro Grifols , S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year			(25)
Additions			(301)
Business combinations / Perimeter additions			326
Non-controlling interests | Haema, AG. (Germany)
Disclosure of subsidiaries [line items]
Balance at beginning of the year		253,620	228,684
Additions		6,191	24,936
Balance at end of the year		259,811	253,620
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Balance at beginning of the year		147,657	354,502
Additions		27,722	67,892
Dividends paid		(39,509)	(266,406)
Other movements		14	11
Translation differences		9,718	(8,342)
Balance at end of the year		145,602	147,657
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year		1,347,323	1,353,674
Additions		47,619	39,670
Business combinations / Perimeter additions		507,803
Dividends paid		(25,400)
Other movements		396	74
Translation differences		92,365	(46,095)
Balance at end of the year		1,970,106	1,347,323
Non-controlling interests | Plasmavita Healthcare
Disclosure of subsidiaries [line items]
Balance at beginning of the year		12,768	10,134
Additions		3,693	2,634
Balance at end of the year		16,461	12,768
Non-controlling interests | Haema Plasma Kft. (Hungary)
Disclosure of subsidiaries [line items]
Balance at beginning of the year		20,344	11,939
Additions		204	7,769
Business combinations / Perimeter additions		(20,978)
Translation differences		430	636
Balance at end of the year			20,344
Non-controlling interests | G Pyrenees Research Cntr
Disclosure of subsidiaries [line items]
Balance at beginning of the year		22	(6)
Additions		(179)	(12)
Business combinations / Perimeter additions		157
Other movements			40
Balance at end of the year			22
Non-controlling interests | Albimmune SL
Disclosure of subsidiaries [line items]
Balance at beginning of the year		(1,762)	(741)
Additions		(805)	(1,021)
Balance at end of the year		(2,567)	(1,762)
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Balance at beginning of the year		357,010	361,596
Additions		(28,685)	(21,161)
Business combinations / Perimeter additions			6,283
Dividends paid		(898)
Other movements			(64)
Translation differences		2,125	10,356
Balance at end of the year		€ 329,552	€ 357,010

[1]	Restated figures (Note 2.d)